Guarantor Financial Information	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Guarantor Financial Information

18. Guarantor Financial Information

The following supplemental financial information sets forth for the Company, its subsidiaries that have issued certain debt securities (the “Issuers”) and its guarantor and non-guarantor subsidiaries, all as defined in the credit agreements, the consolidating balance sheet as of December 31, 2012 and 2011 and consolidating statements of operations and cash flows for the years ended December 31, 2012, 2011 and 2010. The Senior Notes are jointly and severally guaranteed on an unconditional basis by Nielsen and, each of the direct and indirect wholly-owned subsidiaries of Nielsen, including VNU Intermediate Holding B.V., Nielsen Holding and Finance B.V., VNU International B.V., Nielsen Business Media Holding Company, TNC (US) Holdings, Inc., VNU Marketing Information, Inc. and ACN Holdings, Inc., and the wholly-owned subsidiaries thereof, including the wholly owned U.S. subsidiaries of ACN Holdings, Inc. and Nielsen Business Media Holding Company, in each case to the extent that such entities provide a guarantee under the senior secured credit facilities. The Issuers are Nielsen Finance LLC and Nielsen Finance Co., both wholly-owned subsidiaries of ACN Holdings, Inc. and subsidiary guarantors of the debt issued by Nielsen.

Nielsen is a holding company and does not have any material assets or operations other than ownership of the capital stock of its direct and indirect subsidiaries. All of Nielsen’s operations are conducted through its subsidiaries, and, therefore, Nielsen is expected to continue to be dependent upon the cash flows of its subsidiaries to meet its obligations.

Consolidating Statement of Operations

For the year ended December 31, 2012

(IN MILLIONS)	Parent	Issuers	Guarantor	Non-Guarantor	Elimination	Consolidated
Revenues	$—	$—	$2,823	$2,767	$—	$5,590

Cost of revenues, exclusive of depreciation and amortization shown separately below	—	—	1,018	1,255	—	2,273
Selling, general and administrative expenses, exclusive of depreciation and amortization shown separately below	—	—	851	905	—	1,756
Depreciation and amortization	—	—	397	116	—	513
Restructuring charges	—	—	27	57	—	84

Operating income	—	—	530	434	—	964

Interest income	2	569	59	28	(654)	4
Interest expense	(1)	(367)	(615)	(61)	654	(390)
Foreign currency exchange transaction losses, net	—	—	(2)	(14)	—	(16)
Other (expense)/income, net	—	(121)	148	(145)	—	(118)

Income from continuing operations before income taxes and equity in net income of affiliates	1	81	120	242	—	444
Provision for income taxes	—	(32)	(33)	(81)	—	(146)
Equity in net income of subsidiaries	296	—	206	—	(502)	—
Equity in net income of affiliates	—	—	3	2	—	5

Income/(loss) from continuing operations	297	49	296	163	(502)	303
Income from discontinued operations, net of tax	—	—	—	(7)	—	(7)

Net income	297	49	296	156	(502)	296

Less: net loss attributable to noncontrolling interests	—	—	—	(1)	—	(1)

Net income/(loss) attributable to controlling interests	$297	$49	$296	$157	$(502)	$297

Total other comprehensive (loss)/income	(34)	(4)	(37)	34	7	(34)

Total comprehensive income/(loss) attributable to controlling interests	263	45	259	191	(495)	263
Total comprehensive income attributable to noncontrolling interests	—	—	—	2	—	2

Total comprehensive income	263	45	259	193	(495)	265

Consolidating Statement of Operations

For the year ended December 31, 2011

(IN MILLIONS)	Parent	Issuers	Guarantor	Non-Guarantor	Elimination	Consolidated
Revenues	$—	$—	$2,680	$2,827	$—	$5,507

Cost of revenues, exclusive of depreciation and amortization shown separately below	—	—	970	1,264	—	2,234
Selling, general and administrative expenses, exclusive of depreciation and amortization shown separately below	—	—	938	929	—	1,867
Depreciation and amortization	—	—	406	118	—	524
Restructuring charges	—	—	31	53	—	84

Operating income	—	—	335	463	—	798

Interest income	7	548	25	30	(604)	6
Interest expense	(13)	(426)	(593)	(28)	604	(456)
Loss on derivative instruments	—	(1)	—	—	—	(1)
Foreign currency exchange transaction losses, net	—	—	(7)	(2)	—	(9)
Other (expense)/income, net	(52)	(182)	191	(166)	—	(209)

(Loss)/income from continuing operations before income taxes and equity in net income/(loss) of affiliates	(58)	(61)	(49)	297	—	129
Benefit/(provision) for income taxes	—	21	8	(50)	—	(21)
Equity in net income of subsidiaries	167	—	207	—	(374)	—
Equity in net income of affiliates	—	—	—	3	—	3

Income/(loss) from continuing operations	109	(40)	166	250	(374)	111
Income from discontinued operations, net of tax	—	—	1	—	—	1

Net income/(loss)	109	(40)	167	250	(374)	112
Less: net income attributable to noncontrolling interests	—	—	—	3	—	3

Net income/(loss) attributable to controlling interests	$109	$(40)	$167	$247	$(374)	$109

Total other comprehensive (loss)/income	(203)	7	(182)	(216)	391	(203)

Total comprehensive (loss)/income attributable to controlling interests	(94)	(33)	(15)	31	17	(94)
Total comprehensive income attributable to noncontrolling interests	—	—	—	2	—	2

Total comprehensive (loss)/income	(94)	(33)	(15)	33	17	(92)

Consolidating Statement of Operations

For the year ended December 31, 2010

(IN MILLIONS)	Parent	Issuers	Guarantor	Non-Guarantor	Elimination	Consolidated
Revenues	$—	$—	$2,559	$2,544	$—	$5,103

Cost of revenues, exclusive of depreciation and amortization shown separately below	—	—	987	1,138	—	2,125
Selling, general and administrative expenses, exclusive of depreciation and amortization shown separately below	—	—	817	815	—	1,632
Depreciation and amortization	—	—	437	117	—	554
Restructuring charges	—	—	42	19	—	61

Operating income	—	—	276	455	—	731

Interest income	7	501	31	23	(557)	5
Interest expense	(49)	(597)	(538)	(33)	557	(660)
Loss on derivative instruments	—	(27)	—	—	—	(27)
Foreign currency exchange transaction gains/(losses), net	—	111	(26)	50	—	135
Other (expense)/income, net	—	(91)	45	(35)	—	(81)

(Loss)/income from continuing operations before income taxes and equity in net income of affiliates	(42)	(103)	(212)	460	—	103
Benefit/(provision) for income taxes	1	36	81	(72)	—	46
Equity in net income of subsidiaries	170	—	322	—	(492)	—
Equity in net income of affiliates	—	—	1	4	—	5

Income/(loss) from continuing operations	129	(67)	192	392	(492)	154
Loss from discontinued operations, net of tax	—	—	(22)	—	—	(22)

Net income/(loss)	129	(67)	170	392	(492)	132
Less: net income attributable to noncontrolling interests	—	—	—	3	—	3

Net income/(loss) attributable to controlling interests	$129	$(67)	$170	$389	$(492)	$129

Total other comprehensive (loss)/income	(44)	6	(15)	(163)	172	(44)

Total comprehensive income/(loss) attributable to controlling interests	85	(61)	155	226	(320)	85
Total comprehensive income attributable to noncontrolling interests	—	—	—	2	—	2

Total comprehensive income/(loss)	85	(61)	155	228	(320)	87

Consolidating Balance Sheet

December 31, 2012

(IN MILLIONS)	Parent	Issuers	Guarantor	Non-Guarantor	Elimination	Consolidated
Assets:
Current assets
Cash and cash equivalents	$—	$—	$24	$263	$—	$287
Trade and other receivables, net	—	—	404	706	—	1,110
Prepaid expenses and other current assets	—	14	132	132	—	278
Intercompany receivables	—	270	177	134	(581)	—

Total current assets	—	284	737	1,235	(581)	1,675
Non-current assets
Property, plant and equipment, net	—	—	303	257	—	560
Goodwill	—	—	5,046	2,306	—	7,352
Other intangible assets, net	—	—	4,088	467	—	4,555
Deferred tax assets	10	3	77	79	—	169
Other non-current assets	—	46	165	61	—	272
Equity investment in subsidiaries	5,157	—	5,663	—	(10,820)	—
Intercompany receivables	45	7,944	555	1,300	(9,844)	—

Total assets	$5,212	$8,277	$16,634	$5,705	$(21,245)	$14,583

Liabilities and equity:
Current liabilities
Accounts payable and other current liabilities	$—	$52	$347	$572	$—	$971
Deferred revenues	—	—	217	156	—	373
Income tax liabilities	—	—	12	44	—	56
Current portion of long-term debt, capital lease obligations and short-term borrowings	—	340	15	7	—	362
Intercompany payables	—	14	414	153	(581)	—

Total current liabilities	—	406	1,005	932	(581)	1,762
Non-current liabilities
Long-term debt and capital lease obligations	—	5,843	81	17	—	5,941
Deferred tax liabilities	—	71	838	97	—	1,006
Intercompany loans	—	—	9,295	549	(9,844)	—
Other non-current liabilities	2	16	258	340	—	616

Total liabilities	2	6,336	11,477	1,935	(10,425)	9,325

Total stockholders’ equity	5,210	1,941	5,157	3,722	(10,820)	5,210
Noncontrolling interests	—	—	—	48	—	48

Total equity	5,210	1,941	5,157	3,770	(10,820)	5,258

Total liabilities and equity	$5,212	$8,277	$16,634	$5,705	$(21,245)	$14,583

Consolidating Balance Sheet

December 31, 2011

(IN MILLIONS)	Parent	Issuers	Guarantor	Non-Guarantor	Elimination	Consolidated
Assets:
Current assets
Cash and cash equivalents	$—	$—	$33	$285	$—	$318
Trade and other receivables, net	—	—	369	711	—	1,080
Prepaid expenses and other current assets	—	15	134	110	—	259
Intercompany receivables	300	123	224	326	(973)	—

Total current assets	300	138	760	1,432	(973)	1,657
Non-current assets
Property, plant and equipment, net	—	—	367	242	—	609
Goodwill	—	—	4,989	2,166	—	7,155
Other intangible assets, net	—	—	4,121	440	—	4,561
Deferred tax assets	1	—	67	108	—	176
Other non-current assets	—	53	162	99	—	314
Equity investment in subsidiaries	4,574	—	4,731	—	(9,305)	—
Intercompany receivables	149	7,322	908	1,449	(9,828)	—

Total assets	$5,024	$7,513	$16,105	$5,936	$(20,106)	$14,472

Liabilities and equity:
Current liabilities
Accounts payable and other current liabilities	$31	$55	$388	$576	$—	$1,050
Deferred revenues	—	—	247	196	—	443
Income tax liabilities	—	—	7	44	—	51
Current portion of long-term debt, capital lease obligations and short-term borrowings	104	28	16	2	—	150
Intercompany payables	—	47	729	197	(973)	—

Total current liabilities	135	130	1,387	1,015	(973)	1,694
Non-current liabilities
Long-term debt and capital lease obligations	—	6,223	92	16	—	6,331
Deferred tax liabilities	—	80	883	33	—	996
Intercompany loans	—	—	8,926	902	(9,828)	—
Other non-current liabilities	2	14	243	297	—	556

Total liabilities	137	6,447	11,531	2,263	(10,801)	9,577

Total stockholders’ equity	4,887	1,066	4,574	3,665	(9,305)	4,887
Noncontrolling interests	—	—	—	8	—	8

Total equity	4,887	1,066	4,574	3,673	(9,305)	4,895

Total liabilities and equity	$5,024	$7,513	$16,105	$5,936	$(20,106)	$14,472

Consolidating Statement of Cash Flows

For the year ended December 31, 2012

(IN MILLIONS)	Parent	Issuers	Guarantor	Non-Guarantor	Consolidated
Net cash provided by/(used in) operating activities	$(1)	$127	$303	$373	$802

Investing activities:
Acquisition of subsidiaries and affiliates, net of cash acquired	—	—	(142)	(18)	(160)
Proceeds from sale of subsidiaries and affiliates, net	—	—	(4)	—	(4)
Additions to property, plant and equipment and other assets	—	—	(59)	(73)	(132)
Additions to intangible assets	—	—	(204)	(22)	(226)

Net cash used in investing activities	—	—	(409)	(113)	(522)

Financing activities:
Proceeds from issuances of debt, net of issuance costs	—	1,998	—	1	1,999
Repayments of debt	(106)	(2,120)	(4)	—	(2,230)
Increase in other short-term borrowings	—	—	—	3	3
Capital contributions from parent	15	—	—	—	15
Activity under stock plans	—	—	(3)	(2)	(5)
Settlement of derivatives, intercompany and other financing activities	92	(5)	104	(289)	(98)

Net cash provided by/(used in) financing activities	1	(127)	97	(287)	(316)

Effect of exchange-rate changes on cash and cash equivalents	—	—	—	5	5

Net (decrease) in cash and cash equivalents	—	—	(9)	(22)	(31)

Cash and cash equivalents at beginning of period	—	—	33	285	318

Cash and cash equivalents at end of period	$—	$—	$24	$263	$287

Consolidating Statement of Cash Flows

For the year ended December 31, 2011

(IN MILLIONS)	Parent	Issuers	Guarantor	Non-Guarantor	Consolidated
Net cash provided by operating activities	$1	$132	$104	$422	$659

Investing activities:
Acquisition of subsidiaries and affiliates, net of cash acquired	—	—	(112)	(20)	(132)
Proceeds from sale of subsidiaries and affiliates, net	—	—	4	1	5
Additions to property, plant and equipment and other assets	—	—	(102)	(75)	(177)
Additions to intangible assets	—	—	(172)	(18)	(190)
Other investing activities	—	—	(1)	—	(1)

Net cash used in investing activities	—	—	(383)	(112)	(495)

Financing activities:
Proceeds from issuances of debt, net of issuance costs	—	—	6	—	6
Repayments of debt	(505)	(1,603)	(2)	—	(2,110)
Decrease in other short-term borrowings	—	—	(2)	(4)	(6)
Capital contributions from parent	2,077	—	—	—	2,077
Activity under stock plans	—	—	(2)	—	(2)
Settlement of derivatives, intercompany and other financing activities	(1,578)	1,471	246	(361)	(222)

Net cash (used in)/provided by financing activities	(6)	(132)	246	(365)	(257)

Effect of exchange-rate changes on cash and cash equivalents	4	—	1	(12)	(7)

Net (decrease)/increase in cash and cash equivalents	(1)	—	(32)	(67)	(100)

Cash and cash equivalents at beginning of period	1	—	65	352	418

Cash and cash equivalents at end of period	$—	$—	$33	$285	$318

Consolidating Statement of Cash Flows

For the year ended December 31, 2010

(IN MILLIONS)	Parent	Issuers	Guarantor	Non-Guarantor	Consolidated
Net cash provided by/(used in) operating activities	$3	$(15)	$185	$371	$544

Investing activities:
Acquisition of subsidiaries and affiliates, net of cash acquired	—	—	(35)	(20)	(55)
Proceeds from sale of subsidiaries and affiliates, net	—	—	17	—	17
Additions to property, plant and equipment and other assets	—	—	(112)	(66)	(178)
Additions to intangible assets	—	—	(143)	(13)	(156)
Other investing activities	—	—	2	5	7

Net cash used in investing activities	—	—	(271)	(94)	(365)

Financing activities:
Proceeds from issuances of debt, net of issuance costs	—	1,065	—	—	1,065
Repayments of debt	(64)	(1,161)	(3)	—	(1,228)
Increase/(decrease) in other short-term borrowings	—	—	4	(10)	(6)
Cash dividends paid to parent	(9)	—	—	—	(9)
Activity under stock plans	—	—	(4)	—	(4)
Settlement of derivatives, intercompany and other financing activities	69	109	—	(260)	(82)

Net cash (used in)/provided by financing activities	(4)	13	(3)	(270)	(264)

Effect of exchange-rate changes on cash and cash equivalents	—	—	(6)	(2)	(8)

Net (decrease)/increase in cash and cash equivalents	(1)	(2)	(95)	5	(93)

Cash and cash equivalents at beginning of period	2	2	160	347	511

Cash and cash equivalents at end of period	$1	$—	$65	$352	$418